Leases - Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Non-current lease liabilities	kr 15,792	kr 24,052
Current lease liabilities	10,374	9,591
Total	kr 26,165	kr 33,642